Finance Income and Finance Expense (Details Textual) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Income and Finance Expense (Textual)
Net foreign currency exchange gain	SFr 1,912,681	SFr 843,950	SFr 1,806,206
Interest expense on borrowings	1,182,369	546,170	0
USD and EUR denominated cash and cash equivalents
Finance Income and Finance Expense (Textual)
Net foreign currency exchange gain	SFr 1,315,029	SFr 396,665	SFr 1,154,513